Federated Investors
World-Class Investment Manager

Federated U.S. Government Bond Fund

SEMI-ANNUAL REPORT

February 28, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--97.2%
		U.S. Treasury Bonds--74.7%
$2,880,000	[1]	11.250%, 2/15/2015	$4,466,074
3,650,000		9.250%, 2/15/2016	5,002,654
4,300,000		7.500%, 11/15/2016	5,160,860
1,500,000		9.125%, 5/15/2018	2,073,720
4,000,000		9.000%, 11/15/2018	5,493,680
4,000,000		8.125%, 8/15/2019	5,130,760
4,000,000	[1]	8.750%, 5/15/2020	5,440,520
500,000		7.875%, 2/15/2021	632,075
3,200,000		8.000%, 11/15/2021	4,110,496
3,300,000		7.250%, 8/15/2022	3,951,222
5,000,000	[1]	7.125%, 2/15/2023	5,919,300
2,500,000		6.250%, 8/15/2023	2,692,950
1,500,000		7.500%, 11/15/2024	1,858,844
3,000,000		6.875%, 8/15/2025	3,484,140
4,600,000	[1]	6.000%, 2/15/2026	4,823,008
3,350,000		6.750%, 8/15/2026	3,846,805
3,400,000	[1]	6.125%, 11/15/2027	3,637,626
1,000,000		5.500%, 8/15/2028	987,010
2,000,000	[1]	5.250%, 11/15/2028	1,906,700

		TOTAL	70,618,444

		Federal Home Loan Banks--16.7%
1,000,000		6.730%, 6/22/2009	1,082,630
1,000,000		6.500%, 11/13/2009	1,071,850
6,000,000		7.375%, 2/12/2010	6,719,040
1,150,000		7.625%, 5/14/2010	1,310,805
5,000,000		7.125%, 2/15/2030	5,606,500

		TOTAL	15,790,825

Principal Amount or Shares			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Federal Home Loan Mortgage Corporations --5.8%
$141,000		6.750%, 9/15/2029	$151,957
5,320,000		6.250%, 7/15/2032	5,381,978

		TOTAL	5,533,935

		TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $87,440,838)	91,943,204

		MUTUAL FUND--5.2%
4,912,174		Government Obligations Fund (at net asset value)	4,912,174

		TOTAL INVESTMENTS (IDENTIFIED COST $92,353,012)[2]	$96,855,378

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $92,353,012. The net unrealized appreciation of investments on a federal tax basis amounts to $4,502,366 which is comprised of $4,775,333 appreciation and $272,967 depreciation at February 28, 2002.

Note: The categories of investments are shown as a percentage of net assets ($94,554,642) at February 28, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $92,353,012)		$96,855,378
Income receivable		748,828
Receivable for shares sold		15,386
Collateral for securities lending		20,254,514

TOTAL ASSETS		117,874,106

Liabilities:
Payable for investments purchased	$2,696,668
Payable for shares redeemed	7,087
Income distribution payable	350,009
Payable for securities lending	20,254,514
Accrued expenses	11,186

TOTAL LIABILITIES		23,319,464

Net assets for 8,779,465 shares outstanding		$94,554,642

Net Assets Consist of:
Paid in capital		$89,730,996
Net unrealized appreciation of investments		4,502,366
Accumulated net realized gain on investments		400,253
Distributions in excess of net investment income		(78,973)

TOTAL NET ASSETS		$94,554,642

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$94,554,642 ÷ 8,779,465 shares outstanding		$10.77

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest			$3,062,867

Expenses:
Investment adviser fee		$326,435
Administrative personnel and services fee		61,987
Custodian fees		4,702
Transfer and dividend disbursing agent fees and expenses		29,585
Directors'/Trustees' fees		5,298
Auditing fees		9,439
Legal fees		980
Portfolio accounting fees		22,568
Shareholder services fee		136,015
Share registration costs		17,435
Printing and postage		5,764
Insurance premiums		687
Miscellaneous		4,051

TOTAL EXPENSES		624,946

Waivers:
Waiver of investment adviser fee	$(17,939)
Waiver of shareholder services fee	(108,812)
Waiver of transfer and dividend disbursing agent fees and expenses	(435)
Reimbursement of investment adviser fee	(5,303)

TOTAL WAIVERS		(132,489)

Net expenses			492,457

Net investment income			2,570,410

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			476,833
Net change in unrealized appreciation of investments			(2,168,191)

Net realized and unrealized loss on investments			(1,691,358)

Change in net assets resulting from operations			$879,052

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,570,410	$5,801,243
Net realized gain on investments	476,833	3,445,899
Net change in unrealized appreciation of investments	(2,168,191)	1,894,625

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	879,052	11,141,767

Distributions to Shareholders:
Distributions from net investment income	(2,523,212)	(5,779,323)
Distributions from net realized gain on investments	(244,867)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,768,079)	(5,779,323)

Share Transactions:
Proceeds from sale of shares	57,197,893	169,030,617
Net asset value of shares issued to shareholders in payment of distributions declared	1,847,943	3,829,715
Cost of shares redeemed	(78,246,772)	(180,046,055)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,200,936)	(7,185,723)

Change in net assets	(21,089,963)	(1,823,279)

Net Assets:
Beginning of period	115,644,605	117,467,884

End of period	$94,554,642	$115,644,605

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.93	$10.27	$ 9.79	$11.00	$10.30	$ 9.94
Income From Investment Operations:
Net investment income	0.25	0.53	0.53	0.52	0.56	0.60
Net realized and unrealized gain (loss) on investments	(0.14)	0.65	0.50	(0.98)	1.01	0.48

TOTAL FROM INVESTMENT OPERATIONS	0.11	1.18	1.03	(0.46)	1.57	1.08

Less Distributions:
Distributions from net investment income	(0.25)	(0.52)	(0.53)	(0.52)	(0.56)	(0.60)
Distributions from net realized gain on investments	(0.02)	--	(0.02)	(0.23)	(0.31)	(0.12)

TOTAL DISTRIBUTIONS	(0.27)	(0.52)	(0.55)	(0.75)	(0.87)	(0.72)

Net Asset Value, End of Period	$10.77	$10.93	$10.27	$ 9.79	$11.00	$10.30

Total Return[2]	1.03%	11.82%	10.95%	(4.52)%	15.94%	11.13%

Ratios to Average Net Assets:

Expenses	0.91%[3]	0.92%	0.88%	0.85%	0.85%	0.85%

Net investment income	4.72%[3]	4.99%	5.42%	4.97%	5.29%	5.85%

Expense waiver/reimbursement[4]	0.24%[3]	0.20%	0.26%	0.27%	0.33%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$94,555	$115,645	$117,468	$123,189	$116,704	$68,641

Portfolio turnover	34%	88%	38%	100%	67%	90%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to pursue total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$19,725,140	$20,254,514

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 2/28/2002	Year Ended 8/31/2001
Shares sold	5,224,564	15,817,196
Shares issued to shareholders in payment of distributions declared	168,817	362,527
Shares redeemed	(7,196,746)	(17,029,960)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,803,365)	(850,237)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of U.S. government securities, excluding short-term U.S. government securities (and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Purchases	$35,675,432

Sales	$52,199,068

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314284100

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8040402 (4/02)